May 05, 2025
R6 Shares | Sterling Capital Mid Cap Relative Value Fund
Sterling Capital Mid Cap Relative Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fee Table

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerages commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	R6 Shares Sterling Capital Mid Cap Relative Value Fund Class R6 Shares USD ($)
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	R6 Shares Sterling Capital Mid Cap Relative Value Fund Class R6 Shares
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.28%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	0.89%
Fee Waiver or Expense Reimbursement	0.13%	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.76%	[3]
[1]	“Other Expenses” have been estimated for the first year of operations of Fund’s Class R6 shares based on amounts incurred by the Fund during its last fiscal year.
[2]	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Acquired Fund Fees and Expenses are estimated for the first year of operations of the Fund’s Class R6 Shares based on amounts incurred by the Fund during its last fiscal year. To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Fund’s administrator, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund 0.13% of the Class R6 Shares average daily net assets for the period from March 5, 2025 through January 31, 2026. This contractual waiver may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
R6 Shares | Sterling Capital Mid Cap Relative Value Fund | Class R6 Shares | USD ($)	78	271	480	1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turn over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Mid Cap Relative Value Fund’s portfolio turnover rate was 8.96% of the average value of its portfolio.

Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of common stock and securities convertible into common stock of mid capitalization (“mid cap”) companies. Mid cap stocks are defined as those companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap® Index at the time of investment. As of December 31, 2024, the capitalization range of the Russell Midcap® Index was between $159 million and $172 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell Midcap® Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns solely because the company’s market capitalization grows or falls outside these ranges. The Fund may also invest in real estate investment trusts (“REITs”), including mortgage REITs, and other real estate-related securities.

Sterling Capital Management LLC (“Sterling Capital”) believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance and additional indices that represent the market sectors in which the Fund primarily invests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance presented is for Institutional Shares of the Fund for periods prior to inception of Class R6 Shares. Performance for Class R6 Shares will be included after the share class commences operations. Class R6 Shares would have substantially similar annual returns to Institutional Shares presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Institutional Shares Annual Total Returns for years ended 12/31(1)

Best quarter:	18.39%	12/31/2020
Worst quarter:	-29.09%	3/31/2020

Average Annual Total Returns as of December 31, 2024
Average Annual Total Returns - R6 Shares - Sterling Capital Mid Cap Relative Value Fund		1 Year	5 Years	10 Years
Institutional Shares	[1]	9.43%	7.33%	7.77%
Institutional Shares | After Taxes on Distributions	[1]	6.13%	4.88%	6.03%
Institutional Shares | After Taxes on Distributions and Sales	[1]	8.16%	5.59%	6.06%
Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)	[2]	23.81%	13.86%	12.55%
Russell Midcap® Value Index (reflects no deductions for fees, expenses, or taxes)		13.07%	8.59%	8.10%
Bloomberg U.S. Mid Cap Value Index (reflects no deductions for fees, expenses, or taxes)		12.99%	9.59%	9.10%
[1]	Performance for the Institutional Shares for periods prior to November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, the Stratton Mid Cap Value Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[2]	The Russell 3000® Index is the Fund’s new primary benchmark. Previously, the Fund’s primary benchmark was the Russell Midcap® Value Index, and that index and the Bloomberg U.S. Mid Cap Value Index are now the strategy indices for the Fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax- advantaged arrangements such as 401(k) plans or individual retirement accounts.

R6 Shares | Sterling Capital Mid Cap Relative Value Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
R6 Shares | Sterling Capital Mid Cap Relative Value Fund | Risk Lose Money [Member]
You may lose money by investing in the Fund.
R6 Shares | Sterling Capital Mid Cap Relative Value Fund | Market Risk

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a stock market decline or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

R6 Shares | Sterling Capital Mid Cap Relative Value Fund | Mid Capitalization Company Risk

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

R6 Shares | Sterling Capital Mid Cap Relative Value Fund | Real Estate-Related Investment and REIT Risk

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

R6 Shares | Sterling Capital Mid Cap Relative Value Fund | Convertible Securities Risk

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

R6 Shares | Sterling Capital Mid Cap Relative Value Fund | Investment Style Risk

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

R6 Shares | Sterling Capital Mid Cap Relative Value Fund | Company-Specific Risk

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

R6 Shares | Sterling Capital Mid Cap Relative Value Fund | Operational and Technology Risk

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

R6 Shares | Sterling Capital Mid Cap Relative Value Fund | Focused Investment Risk

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

R6 Shares | Sterling Capital Mid Cap Relative Value Fund | Management Risk
Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.